Accrued and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 82,342	$ 54,122
Payroll and related accruals	44,421	42,503
Preacquisition contingencies assumed in acquisition	6,203	28,679
Accrued earn-outs and milestone payments	17,470	24,808
Swaps and forwards	2,492	11,685
Royalties	25,659	16,400
Deferred revenue	23,793	20,973
Accrued interest on long-term debt	7,383	6,296
Current portion of capital lease obligations	4,006	3,588
Total accrued liabilities	$ 213,769	$ 209,054